Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

15.  COMMITMENTS AND CONTINGENCIES

a)   Operating Leases

The Company has lease agreements for office space and equipment with terms extending to 2023. The aggregate minimum annual lease payments under these agreements are as follows:

Amount
2018	$1,238
2019	1,170
2020	1,036
2021	1,002
2022	921
2023	590
$5,957

b)   Contingent Considerations

In connection with the acquisition of VIZIYA on May 4, 2017, the Company has agreed to future additional payments to the former owners of VIZIYA, based on future earnings targets (as defined in the purchase agreements) generated as a result of operations of VIZIYA. An estimated fair value of the contingent consideration was determined at $6,450 using the most current information available as at May 4, 2017. The estimate was calculated using the Monte Carlo simulations model. On December 31, 2017, the Company updated its estimate, using the same model, with the most current information available. As a result, the contingent consideration decreased by $1,976 to a revised estimate of $4,474.  Changes made to the estimated fair value of contingent consideration in future periods are included in Special charges in the consolidated statements of operations.